Business Combination - Schedule of Final Purchase Price Allocation at Fair Value (Details)	Jan. 11, 2017 USD ($)
Business Combinations [Abstract]
Cash	$ 85,742
Accounts receivable, net	89,650
Inventory	154,943
Prepaid expenses and other current assets	243,107
Property and equipment, net	11,578
Intangibles asset, net	320,000
Goodwill	16,999
Accrued expenses and other payables	(15,216)
Advance from customers	(240,139)
Income tax payable	(13,864)
Deferred tax liability	(52,800)
Total	$ 600,000